Submission	Jul. 03, 2026
Submission [Line Items]
Central Index Key	0001805521
Registrant Name	FARADAY FUTURE INTELLIGENT ELECTRIC INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A